FEDERATED INCOME SECURITIES TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                  July 29, 2004


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED INCOME SECURITIES TRUST (the "Trust")
            Federated Short-Term Income Fund (the "Fund")
            1933 Act File No. 333-113567

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Post-effective Amendment No. 1 to the Registration Statement on Form N-14 that would have been filed under Rule 497(c), does not differ from the form of Post-effective Amendment No. 1 to the Registration Statement on Form N-14 contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 1 on July 21, 2004.

     If you have any questions regarding this certification, please contact me at (412) 288-2292.


                                        Very truly yours,



                                        /s/ Daniel M. Miller
                                        Daniel M. Miller
                                        Assistant Secretary